Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ 56,716	$ 35,264	$ 39,161
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		45,282	30,333	13,261
Compensation relating to equity awards granted to employees and others - net		3,816	3,192	3,182
Decrease (increase) in liability for employee rights upon retirement, net		(113)	(1,553)	624
Long- term loans discount amortization		897	237
Deferred financing costs amortization		2,010	612
Capital loss from disposal of property, plant and equipment			645
Deferred income taxes		(2,024)	1,253	(1,558)
Amortization of premium and accretion of discount on marketable securities, net		145	656	554
Equity in earnings of Frontline, net of dividend received		(540)	468	446
Other		1,014	597	268
Loss from sales of marketable securities			339
GAIN FROM THE SALE OF THE THERMAL PRODUCTS BUSINESS		(628)
Increase in accounts receivable:
Trade		(37,067)	(17,440)	(33,721)
Other		(5,507)	(2,075)	(2,954)
Increase (decrease) in accounts payable and accruals:
Trade		353	2,140	11,377
Deferred income		(7,770)	1,346	7,466
Other		13,915	9,326	8,045
Decrease (increase) in inventories		18,765	(13,984)	(190)
Net cash provided by operating activities		89,264	51,356	45,961
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment		(19,348)	(12,500)	(12,978)
Consideration received for the sale of the thermal products business		10,000
Withdraw of (investment in) bank deposits		450	28,650	(35,636)
Purchase of marketable securities		(1,099)	(15,152)	(9,936)
Redemption and sale of marketable securities		821	26,586	6,037
Acquisition of SPTS net of cash acquired(a)	[1]		(375,061)
Investment in equity method investee		(1,500)	(250)	(2,250)
Proceeds from disposal of property, plant and equipment			15	39
Increase in restricted cash		(3,617)	(10,000)
Increase (decrease) in funds in respect of employee rights upon retirement		510	(260)	(262)
Net cash used in investing activities		(13,783)	(357,972)	(54,986)
CASH FLOWS FROM FINANCING ACTIVITIES:
Long term loan, net of $8 million financing costs			288,918
Repayment of long-term loan		(59,615)	(750)	(64,000)
Employee stock options exercised		9,869	8,253	3,312
Acquisition of treasury shares			(14,593)	(25,795)
Net cash provided by (used in) financing activities		(49,746)	281,828	(86,483)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		25,735	(24,788)	(95,508)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		136,367	161,155	256,663
CASH AND CASH EQUIVALENTS AT END OF PERIOD		162,102	136,367	161,155
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid		14,278	6,274	1,307
Income taxes paid		10,138	9,387	7,739
Income taxes refunded		519	897	371
Receivable on account of the sale of the thermal products business		12,000
Purchase of property, plant and equipment on credit		$ 2,041	$ 2,852	$ 908

[1]	(a) Acquisition of subsidiaries consolidated forr the first time: Working capital (excluding cash and cash equivalents) $(48,918) Property, Plant and equipment (25,160) Long-term liabilities 19,934 Goodwill (167,001) In-process research and development (6,920) Other intangible assets (146,996) $(375,061)